Provisions for employees' benefits (Tables)	12 Months Ended
Dec. 31, 2021
Provisions for employees' benefits
Schedule of provision balances for employee benefits

	2021	2020
Post–employment benefits
Healthcare	6,636,809	7,193,527
Pension	2,159,530	2,819,985
Education	443,761	485,792
Bonds	320,833	342,669
Other plans	91,476	102,632
Termination benefits – Voluntary retirement plan (1)	746,585	713,407
	10,398,994	11,658,012
Social benefits and salaries	856,198	674,080
Other employee benefits	123,853	91,575
	11,379,045	12,423,667
Current	2,296,253	2,022,137
Non–current	9,082,792	10,401,530
	11,379,045	12,423,667
(1)

It includes the obligation for the new voluntary retirement plan, on which Ecopetrol made offers to a part of its workers during 2020, of which 94 workers in 2021 and 421 in 2020 have accepted. This plan was approved at the end of 2019 by the Company's Board of Directors and includes the retirement of employees from January 2020 until December 2023, through 4 modalities: Compliance with the work cycle (pension), Retirement Plan A (Rent), Retirement Plan B (Bonus), and Enhanced Compensation.

Schedule of net defined benefit liability (asset)

The following table shows the movement in liabilities and assets, net of post-employment benefits and termination benefits, as of December 31, 2021 and 2020:

	Pension and bonds (1)		Other		Total
	2021	2020	2021	2020	2021	2020
Liabilities for employee benefits
Opening balance	16,320,383	15,916,472	8,510,594	7,593,171	24,830,977	23,509,643
Effect of business combination	545,319	—	301,780	—	847,099	—
Current service cost	10,948	—	121,404	118,035	132,352	118,035
Past service cost (2)	3,545	—	125,783	631,761	129,328	631,761
Interest expense	867,644	882,785	485,494	439,682	1,353,138	1,322,467
Transferred benefits	—	—	(577)	—	(577)	—
Actuarial (gains) losses	(2,285,738)	418,187	(1,091,228)	87,311	(3,376,966)	505,498
Benefits paid	(931,051)	(897,061)	(506,323)	(359,366)	(1,437,374)	(1,256,427)
Foreign currency translation	(10,458)	—	—	—	(10,458)	—
Closing balance	14,520,592	16,320,383	7,946,927	8,510,594	22,467,519	24,830,977

Plan assets
Opening balance	13,157,729	12,709,838	15,236	3,015	13,172,965	12,712,853
Effect of business combination	—	—	11,004	—	11,004	—
Return on assets	691,584	700,168	367	136	691,951	700,304
Contributions to funds	—	—	504,511	370,090	504,511	370,090
Benefits paid	(924,924)	(897,061)	(502,340)	(358,199)	(1,427,264)	(1,255,260)
Actuarial (losses) gains	(884,160)	644,784	(482)	194	(884,642)	644,978
Closing balance	12,040,229	13,157,729	28,296	15,236	12,068,525	13,172,965
Net post–employment benefits liability	2,480,363	3,162,654	7,918,631	8,495,358	10,398,994	11,658,012
(1)	There is no cost for the pension and pension plans service since the beneficiaries were retired as of July 31, 2010.
(2)	It includes the new voluntary retirement plan.

Schedule of movement of defined benefits plans recognized in results and other comprehensive income

The following table shows the movement in profit and loss and in other comprehensive income as of December 31, 2021, 2020 and 2019:

	2021	2020	2019
Recognized in profit or loss
Interest expense. Net	658,476	622,163	537,893
Current service cost	104,246	118,035	76,478
Remeasurements	(211)	—	10,213
	762,511	740,198	624,584
Recognized in other comprehensive income
Pension and pension bonds (1)	1,401,578	226,597	(1,303,693)
Healthcare (1)	991,050	(33,324)	(1,268,379)
Education and severance	63,222	(55,693)	922
Termination benefits – Voluntary retirement plan	—	(121)	(34)
Other movements	817	—	—
	2,456,667	137,459	(2,571,184)
Deferred tax	(679,510)	(41,238)	771,355
	1,777,157	96,221	(1,799,829)
(1)

For the year 2021, higher discount rates were applied in the actuarial calculation process, which generates a variation of other comprehensive income compared to the year 2020. The increase also includes the adding of Interconexión Eléctrica S.A. E.S.P. in consolidation process.

Schedule of fair value of plan assets

The following is the composition of the plan assets of pension and pension bonds by type of investment as of December 31, 2021 and 2020:

	2021	2020
Bonds issued by the national government	2,758,728	4,958,612
Other local currency	5,422,709	1,502,349
Bonds of private entities	2,393,322	3,177,531
Variable yield	1,026,862	679,448
Other public bonds	302,254	777,562
Other foreign currency	113,012	1,992,800
Bonds of foreign entities	51,638	84,663
	12,068,525	13,172,965

Schedule of fair value hierarchy of plan assets

The following table reflects the credit ratings of the issuers and counterparties in assets held by the autonomous pension funds:

	2021	2020

AAA	7,183,658	4,369,805
Nación	2,871,610	5,102,222
AA+	455,875	570,716
F1+	112,284	61,192
BAA3	78,216	—
AA	74,350	134,454
BBB+	40,928	10,328
BBB-	39,865	458,273
BRC1+	37,884	52,296
BAA1	18,855	—
AA-	9,558	4,014
A	5,834	5,307
BBB	—	201,163
A3	—	11,633
Others	47,348	297,048
Not available ratings	1,092,260	1,894,514
	12,068,525	13,172,965

Schedule of analysis of present value of defined benefit obligation that distinguishes nature, characteristics and risks

The following are the actuarial assumptions used in determining the present value of defined employee benefit obligations used for the actuarial calculations as of December 31, 2021, and 2020:

2021	Pension	Bonds	Health	Education	Others (1)
Discount rate (1)	5.18%-8.7%	5.00%-6.25%	7.00%-8.8%	6.30%-8.9%	5.56%-7.10%
Salary growth rate (1)	4.50%	N/A	N/A	4.50%	4.5%-4.7%
Expected inflation rate (1)	3.0%-4.0%	3.00%	3.00%	3.00%	3.00%-4.00%
Pension growth rate	3.0%-3.5%	N/A	N/A	N/A	3.50%
Cost trend
Short–term rate	N/A	N/A	6.67%	4.00%	N/A
Long–term rate	N/A	N/A	4.00%	4.00%	4.70%

2020	Pension	Bonds	Health	Education	Others (1)
Discount rate	5.50%	4.75%	6.00%	5.00%	4.09%
Salary growth rate	N/A	N/A	N/A	N/A	4.70%
Expected inflation rate	3.00%	3.00%	3.00%	3.00%	3.00%
Pension growth rate	3.00%	N/A	N/A	N/A	N/A
Cost trend
Short–term rate	N/A	N/A	6.67%	4.00%	N/A
Long–term rate	N/A	N/A	4.00%	4.00%	N/A

N/A: Not applicable for this benefit.

(1)	Weighted average discount rate.

Schedule of maturity profile of defined benefit obligation

The cash flows required for payment of post–employment obligations of Ecopetrol and Cenit are the following:

Period	Pension and bonds	Other benefits	Total
2022	999,575	510,539	1,510,114
2023	1,027,226	525,620	1,552,846
2024	1,069,119	529,898	1,599,017
2025	1,076,416	531,384	1,607,800
2026	1,108,696	529,663	1,638,359
2027 and thereafter	5,714,448	2,666,746	8,381,194

Schedule of sensitivity analysis for actuarial assumptions

The following sensitivity analysis shows the effect of such possible changes on the obligation for defined benefits, while keeping the other assumptions constant, as of December 31, 2021:

	Pension	Bonds	Health	Education	Other
Discount rate
–50 basis points	13,639,890	1,079,858	6,893,605	434,192	867,453
+50 basis points	12,320,218	1,014,678	6,019,242	398,399	836,192
Inflation rate
–50 basis points	12,265,258	1,013,016	N/A	N/A	747,303
+50 basis points	13,692,090	1,080,136	N/A	N/A	769,637
Salary growth rate
–50 basis points	N/A	N/A	N/A	2	89,570
+50 basis points	N/A	N/A	N/A	2	96,968
Cost trend
–50 basis points	N/A	N/A	6,021,414	398,143	N/A
+50 basis points	N/A	N/A	6,887,785	434,328	N/A